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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         R R Partners LP
Address:      c/o East Side Capital Corp.
              888 Seventh Avenue
              New York, N.Y. 10106

Form 13F File Number:  [To be Determined]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David Rasiel
Title:        Principal
Phone:        212-333-9716

Signature, Place, and Date of Signing:


/s/ David Rasiel                  New York, New York          February 17, 2004
----------------------            ------------------          -----------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               0
                                                        ----------
Form 13F Information Table Entry Total:                         35
                                                        ----------
Form 13F Information Table Value Total:                 $  483,879
                                                        ----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                               RR Capital LP
                                         Form 13F Information Table
                                      Quarter Ended December 31, 2003

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
NAME OF                           TITLE     CUSIP     VALUE     SHRS OR      SHRS/ PUT/ INVESTMENT OTHER
ISSUER                            OF CLASS            (x$1,000) PRN AMT      PRN   CALL DISCRETION MANAGERS SOLE      SHARED NONE
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ADVANCED MEDICAL OPTICS INC       COM       00763M108    12,397      630,900  SH         SOLE                 630,900
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ANTHEM INC                        COM       03674B104    54,444      725,922  SH         SOLE                 725,922
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
APACHE CORP                       COM       037411105    42,511      524,184  SH         SOLE                 524,184
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ARROW ELECTRS INC                 COM       042735100     6,486      280,300  SH         SOLE                 280,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
AVNET INC                         COM       053807103     8,437      389,500  SH         SOLE                 389,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
BROOKFIELD HOMES CORP             COM       112723101    26,020    1,009,700  SH         SOLE               1,009,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
CYPRESS SEMICONDUCTOR CORP        COM       232806109     8,559      400,700  SH         SOLE                 400,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
DELTIC TIMBER CORP                COM       247850100     5,087      162,000  SH         SOLE                 162,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ENPRO INDS INC                    COM       29355X107     8,136      583,200  SH         SOLE                 583,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
FEDEX CORP                        COM       31428X106     4,428       65,600  SH         SOLE                  65,600
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
FIRSTENERGY CORP                  COM       337932107    14,263      405,200  SH         SOLE                 405,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
GOLDEN WEST FINL CORP DEL         COM       381317106    18,523      179,500  SH         SOLE                 179,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
GOODRICH CORP                     COM       382388106     1,389       46,800  SH         SOLE                  46,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
HILTON HOTELS CORP                COM       432848109    11,690      445,500  SH         SOLE                 445,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
INTEGRATED DEVICE TECHNOLOGY      COM       459902102     8,521      496,300  SH         SOLE                 496,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
INTERNATIONAL GAME TECHNOLOG      COM       458118106    24,590      688,800  SH         SOLE                 688,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
JOHNSON CTLS INC                  COM       478366107    17,000      146,400  SH         SOLE                 146,400
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LABORATORY CRP OF AMER HLDGS      COM NEW   50540R409    13,428      363,400  SH         SOLE                 363,400
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LEAR CORP                         COM       521865105     1,429       23,300  SH         SOLE                  23,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LENNAR CORP                       CL A      526057104    10,166      105,900  SH         SOLE                 105,900
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LENNAR CORP                       CL B      526057302       968       10,590  SH         SOLE                  10,590
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LIZ CLAIBORNE INC                 COM       539320101    27,772      783,200  SH         SOLE                 783,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LNR PPTY CORP                     COM       501940100    17,185      347,100  SH         SOLE                 347,100
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MAGNA INTL INC                    CL A      559222401    19,844      247,900  SH         SOLE                 247,900
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------

                                              R R Capital LP
                                         Form 13F Information Table
                                      Quarter Ended December 31, 2003

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
NAME OF                           TITLE     CUSIP     VALUE     SHRS OR      SHRS/ PUT/ INVESTMENT OTHER
ISSUER                            OF CLASS            (x$1,000) PRN AMT      PRN   CALL DISCRETION MANAGERS SOLE      SHARED NONE
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MEDCO HEALTH SOLUTIONS INC        COM       58405U102    11,312      332,800  SH         SOLE                 332,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
METLIFE INC                       COM       59156R108     3,872      115,000  SH         SOLE                 115,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MI DEVS INC                       CL A SUB  55304X104     4,159      148,950  SH         SOLE                 148,950
                                  VTG
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
QUEST DIAGNOSTICS INC             COM       74834L100    27,504      376,200  SH         SOLE                 376,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
SHAW COMMUNICATIONS INC           CL B CONV 82028K200     3,259      210,000  SH         SOLE                 210,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
SHERWIN WILLIAMS CO               COM       824348106     2,189       63,000  SH         SOLE                  63,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
SKYWEST INC                       COM       830879102     2,470      136,700  SH         SOLE                 136,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
STANCORP FINL GROUP INC           COM       852891100    23,838      379,100  SH         SOLE                 379,100
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
STEWART ENTERPRISES               CL A      860370105     3,472      611,300  SH         SOLE                 611,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
WELLPOINT HEALTH NETWORK NEW      COM       94973H108    36,468      376,000  SH         SOLE                 376,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
XCEL ENERGY INC                   COM       98389B100     2,063      121,500  SH         SOLE                 121,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
                                                     $  483,879

REPORT SUMMARY:   DATA RECORDS
                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED